Shareholders Equity (USD $)	Preferred Stock	Common Stock Issued in April USD ($)	Common Stock Issued in August USD ($)	Common Stock Issued in September USD ($)	Common Stock Issued in October USD ($)	Common Stock Issued in December USD ($)	Common Stock USD ($)	Additional Paid-In Capital Issued in April USD ($)	Additional Paid-In Capital Issued in August USD ($)	Additional Paid-In Capital Issued in September USD ($)	Additional Paid-In Capital Issued in October USD ($)	Additional Paid-In Capital Issued in December USD ($)	Additional Paid-In Capital USD ($)	Retained Earnings / Accumulated Deficit USD ($)	Issued in April USD ($)	Issued in August USD ($)	Issued in September USD ($)	Issued in October USD ($)	Issued in December USD ($)	Total USD ($)
Beginning Balance, Amount at Dec. 31, 2008							$ 1						$ 21,033,134	$ (23,949,846)						$ (2,916,711)
Beginning Balance, Shares at Dec. 31, 2008							12,167
Record sale of Rocky Mountain Sports Alliance													(76,449)	93,373						16,924
Net loss														(268,985)						(268,985)
Ending Balance, Amount at Dec. 31, 2009							1						20,956,685	(24,125,458)						(3,168,772)
Beginning Balance, Shares at Dec. 31, 2009							12,167
Preferred stock issued for services, Shares	200
Preferred stock issued for services, Amount													150,000							150,000
Common stock issued for services, Shares							500,000
Common stock issued for services, Amount							50						4,999,950							5,000,000
Common stock issued for conversion of debt, Amount
Net loss														(5,550,054)						(5,550,054)
Ending Balance, Amount at Dec. 31, 2010							51						26,106,635	(29,675,512)						(3,568,826)
Ending Balance, Shares at Dec. 31, 2010	200						512,167
Common stock issued for services, Shares		35,000	30,000	333,334	550,000	716,667
Common stock issued for services, Amount		4	3	33	55	72		349,996	74,997	373,301	560,945	1,433,262			350,000	75,000	373,334	561,000	1,433,334
Common stock issued for rounding up for reverse stock split, Shares							98,911
Common stock issued for rounding up for reverse stock split, Amount							10						(10)
Common stock issued for conversion of debt, Shares							891,668
Common stock issued for conversion of debt, Amount							89						1,782,245							1,782,334
Record write off of Sportzz.com													(32,365)	32,365
Net loss														(2,462,117)						(2,462,117)
Ending Balance, Amount at Dec. 31, 2011							$ 317						$ 30,649,006	$ (32,105,264)						$ (1,455,941)
Ending Balance, Shares at Dec. 31, 2011	200						3,167,747